Future Lease Payment under Terms of Capacity Purchase Agreement (Detail) (Capacity Purchase Agreements, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capacity Purchase Agreements
Long-term Purchase Commitment [Line Items]
2013	$ 1,801
2014	1,604
2015	1,422
2016	1,187
2017	1,159
After 2017	2,376
Contractual Obligation, Total	$ 9,549